Operating Leases	12 Months Ended
Jul. 31, 2024
Operating Leases [Abstract]
OPERATING LEASES

NOTE 8 – OPERATING LEASES

As of July 31, 2024, the Company leases offices space under one non-cancelable operating lease with a related party lessor (Note 11). During the year ended July 31, 2024, the Company modified the office lease arrangement, pursuant to which the remaining lease term was modified from 38 months  to 24 months, and the office space is reduced.

During the year ended July 31, 2024, the Company early terminated a car lease arrangement, and recognized losses of $62,282 arising from early termination in the consolidated statements of operations comprehensive loss. The losses of $62,282 was comprised of $7,690 arising from the derecognition of operating right-of-use assets and operating lease liabilities, and $54,592 arising from penalties. During the year ended July 31, 2023, the Company entered into a car lease arrangement with a third party lessor with lease term of 48 months.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expenses for the years ended July 31, 2024 and 2023 were $240,771 and $497,746, respectively.

Effective August 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method, which allows the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allows the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The following table presents the operating lease related assets and liabilities recorded on the balance sheets as of July 31, 2024 and 2023.

	As of July 31,
	2024	2023
Right-of- use assets, net	$53,793	$1,058,822

Operating lease liabilities, current	$11,375	$415,411
Operating lease liabilities, noncurrent	20,417	689,498
Total operating lease liabilities	$31,792	$1,104,909

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of July 31, 2024 and 2023:

	As of July 31,
	2024	2023
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.58	3.35
Weighted average discount rate	8.50%	4.90%

The following is a schedule of maturities of lease liabilities as of July 31, 2024 and 2023:

	As of July 31,
	2024	2023
2024	$-	$457,708
2025	14,000	267,239
2026	21,000	267,239
2027 and thereafter	-	204,540
Total lease payments	35,000	1,196,726
Less: imputed interest	(3,208)	(91,817)
Present value of lease liabilities	$31,792	$1,104,909